Goodwill and Other Intangible Assets (Changes in Carrying Amount of Goodwill by Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Goodwill [Line Items]
Goodwill - gross	¥ 837,533	¥ 813,353
Accumulated impairments	(314,995)	(207,063)
Goodwill	522,538	606,290
Increase (decrease) due to:
Acquisitions	21,773	37,113	[1]
Sales and dispositions	(121)	(60)
Impairments		(112,069)
Translation adjustments	(12,382)	(4,578)
Other	(1,316)	(4,158)
Goodwill - gross	839,030	837,533
Accumulated impairments	(308,538)	(314,995)
Goodwill	530,492	522,538
Game & Network Services
Goodwill [Line Items]
Goodwill - gross	151,938	152,293
Goodwill	151,938	152,293
Increase (decrease) due to:
Translation adjustments	(1,332)	(355)
Goodwill - gross	150,606	151,938
Goodwill	150,606	151,938
Music
Goodwill [Line Items]
Goodwill - gross	166,416	162,078
Accumulated impairments	(306)	(306)
Goodwill	166,110	161,772
Increase (decrease) due to:
Acquisitions	2,877	7,689	[1]
Sales and dispositions	(121)
Translation adjustments	(3,472)	(3,351)
Goodwill - gross	165,700	166,416
Accumulated impairments	(306)	(306)
Goodwill	165,394	166,110
Pictures
Goodwill [Line Items]
Goodwill - gross	246,085	221,517
Accumulated impairments	(107,932)
Goodwill	138,153	221,517
Increase (decrease) due to:
Acquisitions	12,842	29,363	[1]
Sales and dispositions		(60)
Impairments		(112,069)
Translation adjustments	(6,583)	(598)
Goodwill - gross	246,620	246,085
Accumulated impairments	(102,208)	(107,932)
Goodwill	144,412	138,153
Home Entertainment & Sound
Goodwill [Line Items]
Goodwill - gross	5,320	5,320
Accumulated impairments	(5,320)	(5,320)
Increase (decrease) due to:
Goodwill - gross	5,320	5,320
Accumulated impairments	(5,320)	(5,320)
Imaging Products & Solutions
Goodwill [Line Items]
Goodwill - gross	8,451	8,637
Accumulated impairments	(300)	(300)
Goodwill	8,151	8,337
Increase (decrease) due to:
Acquisitions	1,204
Translation adjustments	162	(186)
Goodwill - gross	9,817	8,451
Accumulated impairments	(300)	(300)
Goodwill	9,517	8,151
Mobile Communications
Goodwill [Line Items]
Goodwill - gross	179,331	179,331
Accumulated impairments	(176,045)	(176,045)
Goodwill	3,286	3,286
Increase (decrease) due to:
Goodwill - gross	179,331	179,331
Accumulated impairments	(176,045)	(176,045)
Goodwill	3,286	3,286
Semiconductors
Goodwill [Line Items]
Goodwill - gross	48,069	49,621
Goodwill	48,069	49,621
Increase (decrease) due to:
Translation adjustments	(1,072)	(77)
Other	(1,204)	(1,475)
Goodwill - gross	45,793	48,069
Goodwill	45,793	48,069
Financial Services
Goodwill [Line Items]
Goodwill - gross	3,081	3,020
Accumulated impairments	(706)	(706)
Goodwill	2,375	2,314
Increase (decrease) due to:
Acquisitions	4,850	61	[1]
Goodwill - gross	7,931	3,081
Accumulated impairments	(706)	(706)
Goodwill	7,225	2,375
All Other
Goodwill [Line Items]
Goodwill - gross	28,842	31,536
Accumulated impairments	(24,386)	(24,386)
Goodwill	4,456	7,150
Increase (decrease) due to:
Translation adjustments	(85)	(11)
Other	(112)	(2,683)
Goodwill - gross	27,912	28,842
Accumulated impairments	(23,653)	(24,386)
Goodwill	¥ 4,259	¥ 4,456

[1]	Acquisitions for the fiscal year ended March 31, 2017 relate mainly to the TEN Sports Network acquisition in the Pictures segment. Refer to Note 24.